Consolidated statements of cash flows - EUR (€)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Operating activities
Net income	€ 1,384,868,000	€ 714,798,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	355,236,000	375,981,000
Change in deferred taxes, net	2,856,000	2,812,000
(Gain) loss on sale of fixed assets and investments	(822,122,000)	1,307,000
Compensation expense related to share-based plans	7,883,000	38,009,000
Investments in equity method investees, net	6,857,000	(34,992,000)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(403,354,000)	(41,635,000)
Inventories	(92,001,000)	(25,327,000)
Other current and non-current assets	(36,268,000)	(48,475,000)
Accounts receivable from related parties	(23,378,000)	45,897,000
Accounts payable to related parties	33,318,000	(42,598,000)
Accounts payable, provisions and other current and non-current liabilities	204,548,000	226,619,000
Paid interest	(152,189,000)	(180,552,000)
Received interest	16,304,000	22,817,000
Income tax payable	332,883,000	379,147,000
Paid income taxes	(204,605,000)	(381,585,000)
Net cash provided by (used in) operating activities	610,836,000	1,052,223,000
Investing activities
Purchases of property, plant and equipment	(465,906,000)	(403,891,000)
Proceeds from sale of property, plant and equipment	20,431,000	15,921,000
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	(345,544,000)	(351,555,000)
Proceeds from divestitures	1,662,458,000	9,634,000
Net cash provided by (used in) investing activities	871,439,000	(729,891,000)
Financing activities
Proceeds from short-term debt	274,020,000	428,562,000
Repayments of short-term debt	(162,061,000)	(20,354,000)
Proceeds from short-term debt from related parties	31,854,000	116,079,000
Repayments of short-term debt from related parties	(37,800,000)	(100,800,000)
Proceeds from long-term debt and capital lease obligations	111,184,000	2,245,000
Repayments of long-term debt and capital lease obligations	(250,904,000)	(72,217,000)
Increase (decrease) of accounts receivable securitization program	(291,639,000)	(115,420,000)
Proceeds from exercise of stock options	5,839,000	33,737,000
Purchase of treasury stock	(37,221,000)
Dividends paid	(324,838,000)	(293,973,000)
Distributions to noncontrolling interests	(118,513,000)	(243,551,000)
Contributions from noncontrolling interests	14,756,000	23,903,000
Net cash provided by (used in) financing activities	(785,323,000)	(241,789,000)
Effect of exchange rate changes on cash and cash equivalents	(17,600,000)	(68,443,000)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	679,352,000	12,100,000
Cash and cash equivalents at beginning of period	978,109,000
Cash and cash equivalents at end of period	€ 1,657,461,000	€ 720,982,000